Report of Independent
Registered Public Accounting
Firm
To the Board of Trustees and
Shareholders of Privacore PCAAM
Alternative Income Fund
In planning and performing our
audit of the financial statements of
Privacore PCAAM Alternative
Income Fund (the "Fund") as of
and for the year ended March 31,
2026, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Fund's internal
control over financial reporting,
including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Fund's
internal control over financial
reporting. Accordingly, we do not
express an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability
of financial reporting and the
preparation of financial
statements for external purposes
in accordance with generally
accepted accounting principles. A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the company;
(2)provide reasonable assurance
that transactions are recorded as
necessary to permit preparation of
financialstatements in accordance
with generally accepted
accounting principles, and that
receipts and expenditures of
thecompany are being made only
in accordance with authorizations
of management and directors of
the company; and (3)provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
dispositionof a company's assets
that could have a material effect
on the financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.
Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Fund's internal
control over financial reporting
and its operation, including
controls over safeguarding
securities, that we consider to be
material weaknesses as defined
above as of March 31, 2026.
This report is intended solely for
the information and use of the
Board of Trustees of Privacore
PCAAM Alternative Income Fund
and the Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these specified
parties.

/s/PricewaterhouseCoopers LLP

Denver, Colorado
May 29, 2026